ABERDEEN FUNDS

Aberdeen Focused U.S. Equity Fund (formerly, Aberdeen Equity Long-Short Fund)

Aberdeen U.S. Small Cap Equity Fund

Aberdeen China Opportunities Fund

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Aberdeen Asia Bond Fund

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Debt Fund

Aberdeen Global Unconstrained Fixed Income Fund

Aberdeen International Small Cap Fund

Aberdeen Tax-Free Income Fund

Aberdeen U.S. Multi-Cap Equity Fund

Aberdeen Japanese Equities Fund

Aberdeen U.S. Mid Cap Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated October 5, 2018 to each Fund’s Statutory Prospectus dated February 28, 2018, as supplemented to date (the “Prospectus”)

Effective immediately, all references to Christopher Wong and Jeremy Teng in the Prospectus are deleted.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Focused U.S. Equity Fund (formerly, Aberdeen Equity Long-Short Fund)

Aberdeen U.S. Small Cap Equity Fund

Aberdeen China Opportunities Fund

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Aberdeen Asia Bond Fund

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Debt Fund

Aberdeen Global Unconstrained Fixed Income Fund

Aberdeen International Small Cap Fund

Aberdeen Tax-Free Income Fund

Aberdeen U.S. Multi-Cap Equity Fund

Aberdeen Japanese Equities Fund

Aberdeen U.S. Mid Cap Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated October 5, 2018 to each Fund’s Statement of Additional Information dated February 28, 2018, as supplemented to date (the “SAI”)

Effective immediately, all references to Christopher Wong and Jeremy Teng in the SAI are deleted.

Please retain this Supplement for future reference.